BALANCE SHEET - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Current Assets
Cash		$ 1,128,603	$ 25,000
Prepaid expenses		477,014
Total current assets		1,605,617	25,000
Deferred offering costs			146,634
Other assets		284,831
Total assets		318,156,764	171,634
Current liabilities
Accounts payable and accrued expenses		501,973	65,584
Promissory note payable - related party			100,000
Total current liabilities		501,973	165,584
Total Liabilities		31,061,723	165,584
Stockholder's Equity
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none outstanding
Additional paid in capital		3,313,835	24,209
Accumulated deficit		1,685,040	(18,950)
Total Stockholder's Equity		5,000,008	6,050	[1],[2]
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY		318,156,764	171,634
Class B Common Stock
Stockholder's Equity
Common stock	[3]	$ 791	$ 791	[1],[2]

[1]	Includes an aggregate of up to 1,031,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Note 7).
[2]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 shares of Class B common stock for each share of Class B common stock outstanding on February 25, 2021 (see Note 2).
[3]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 share of Class B common stock for each share of Class B common stock outstanding on February 25, 2021.